Portfolio of Investments (unaudited)

As of January 31, 2021
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS—73.6%
AUSTRALIA—2.4%
USD	6,000	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$7,036,800
USD	6,845	Macquarie Bank Ltd., 3.62%, 06/03/2030 (b)	7,406,622
USD	4,000	QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025 (a)(b)	4,349,600
USD	9,100	Santos Finance Ltd., 4.13%, 06/14/2027 (b)(c)	9,772,649
SGD	250	Westpac Banking Corp., 4.11%, 04/15/2025	203,398
			28,769,069
CHINA—22.5%
USD	6,500	Bluestar Finance Holdings Ltd., 3.38%, 07/16/2024 (b)	6,574,475
CNY	30,000	Central Huijin Investment Ltd., 3.02%, 03/13/2025	4,512,087
CNY	10,000	Central Huijin Investment Ltd., 3.67%, 01/16/2024	1,554,224
USD	3,700	China Aoyuan Group Ltd., 6.20%, 09/24/2023 (b)(c)	3,787,604
SGD	1,250	China Aoyuan Group Ltd., 7.15%, 03/01/2021 (b)	955,694
USD	6,400	China Aoyuan Group Ltd., 7.95%, 03/01/2021 (b)	6,511,068
USD	3,800	China Construction Bank Corp., (fixed rate to 02/27/2024, variable rate thereafter), 4.25%, 02/27/2024 (b)(c)	4,098,516
USD	4,000	China Construction Bank Corp.,(fixed rate to 06/24/2025, variable rate thereafter), 2.45%, 06/24/2025 (b)(c)	4,089,560
CNY	120,000	China Delelopement Bank, 3.34%, 07/14/2025	18,595,080
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,245,006
USD	7,400	China Evergrande Group, 12.00%, 01/22/2022 (b)(c)	6,977,754
USD	3,929	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	4,008,759
CNY	10,000	China National Petroleum Corp., 3.72%, 09/20/2021	1,556,113
USD	3,500	China Oil & Gas Group Ltd., 5.50%, 07/25/2021 (b)(c)	3,604,740
CNY	40,000	China Petroleum & Chemical Corp., 2.70%, 04/01/2023	6,089,401
USD	7,122	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022 (b)	7,231,117
USD	3,700	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (b)(c)	3,942,350
USD	7,000	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (b)(c)	7,441,000
USD	3,405	CMHI Finance BVI Co. Ltd. (fixed rate to 10/09/2025 variable rate thereafter), 3.88%, 10/09/2025 (a)(b)	3,483,315
USD	5,875	CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	8,425,102
USD	2,522	Country Garden Holdings Co. Ltd., 3.30%, 10/12/2030 (b)(c)	2,513,525
USD	8,110	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (b)(c)	9,163,640
MYR	10,000	Country Garden Real Estate Sdn Bhd, 6.40%, 05/06/2022	2,576,376
USD	6,800	ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021 (b)	6,745,130
USD	3,200	Fufeng Group Ltd., 5.88%, 08/28/2021 (b)	3,272,352
USD	3,600	Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.25%, 11/03/2023 (b)	3,622,222
USD	3,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023 (b)	3,097,110
USD	4,200	Geely Sweden Finance AB, 4.88%, 11/15/2021 (b)	4,260,799
USD	5,400	HBIS Group Hong Kong Co. Ltd., 3.75%, 12/18/2022 (b)	5,321,700
USD	3,470	Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/2021 (b)(c)	3,609,892
USD	2,500	Huarong Finance II Co. Ltd., 5.50%, 01/16/2025 (b)	2,818,200
USD	4,603	Kaisa Group Holdings Ltd., 10.88%, 07/23/2021 (b)(c)	4,724,996
USD	3,941	Kaisa Group Holdings Ltd., 11.95%, 11/12/2021 (b)(c)	4,120,316
USD	6,650	Longfor Group Holdings Ltd., 3.95%, 09/16/2029 (b)	7,230,560
USD	2,052	Meituan, 2.13%, 09/28/2025 (b)(c)	2,093,409
USD	5,700	New Oriental Education & Technology Group, Inc., 2.13%, 06/02/2025 (b)(c)	5,671,101
USD	3,393	RKPF Overseas 2020 A Ltd., 5.20%, 01/12/2024 (b)(c)	3,384,282
USD	3,754	SD Iron & Steel Xinheng Co., 6.50%, 11/05/2023 (b)	3,782,530

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	12,883	Seazen Group Ltd., 6.00%, 08/12/2024 (b)	$13,565,799
USD	2,310	Seazen Group Ltd., 6.45%, 06/11/2022 (b)	2,373,480
USD	7,300	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 04/13/2030 (b)(c)	7,339,844
USD	3,091	Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/2029 (b)	3,220,327
USD	11,800	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (b)(c)	12,978,806
USD	1,100	Shimao Group Holdings Ltd., 4.60%, 07/13/2025 (b)(c)	1,188,496
USD	7,500	Sunac China Holdings Ltd., 6.50%, 07/09/2022 (b)(c)	7,655,141
USD	3,394	Tencent Holdings Ltd., 3.24%, 12/03/2049 (b)(c)	3,393,435
USD	6,100	Weibo Corp., 3.38%, 04/08/2030 (c)	6,292,882
USD	7,000	Wuhan Metro Group Co. Ltd., (fixed rate to 12/05/2021, variable rate thereafter), 5.98%, 12/05/2021 (a)(b)	7,231,000
USD	7,300	Yunda Holding Investment Ltd., 2.25%, 08/19/2025 (b)	7,316,936
USD	7,457	Zhenro Properties Group Ltd., 6.63%, 01/07/2024 (b)(c)	7,428,538
USD	4,000	Zhenro Properties Group Ltd., 7.88%, 01/14/2023 (b)(c)	4,122,000
USD	4,156	Zhongsheng Group Holdings Ltd., 3.00%, 12/13/2025 (b)(c)	4,241,323
			271,039,112
GERMANY—0.7%
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024 (d)	8,721,562
HONG KONG—1.9%
USD	754	Far East Consortium International Ltd., 3.75%, 09/08/2021 (b)	748,805
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027 (b)	21,103,715
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (b)	1,515,460
			23,367,980
INDIA—16.7%
USD	7,302	Adani Electricity Mumbai Ltd., 3.95%, 02/12/2030 (b)	7,667,564
USD	6,910	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (b)	7,677,701
USD	2,232	Adani International Container Terminal Pvt Ltd., 3.00%, 08/18/2030 (b)	2,213,451
USD	6,500	Adani Ports & Special Economic Zone Ltd., 4.20%, 02/04/2027 (b)(c)	7,090,727
USD	3,050	Adani Transmission Ltd., 4.00%, 08/03/2026 (b)	3,297,843
USD	3,870	Adani Transmission Ltd., 4.25%, 05/21/2036 (b)(e)	4,125,193
INR	200,000	Axis Bank Ltd., 7.60%, 10/20/2023	2,899,753
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,589,268
USD	7,030	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (b)(c)	7,483,083
USD	3,300	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024 (b)	3,649,103
USD	1,200	GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026 (b)	1,199,916
USD	5,173	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (b)	5,283,996
INR	750,000	HDFC Bank Ltd., 7.95%, 09/21/2026	11,310,074
INR	100,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	1,482,593
INR	100,000	Housing Development Finance Corp. Ltd., 8.05%, 06/20/2022	1,429,718
INR	250,000	Housing Development Finance Corp. Ltd., 8.58%, 03/18/2022	3,574,093
INR	550,000	Housing Development Finance Corp. Ltd., 9.05%, 11/20/2023	8,253,995
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	5,798,158
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,863,418
USD	5,732	India Infoline Finance Ltd., 5.88%, 04/20/2023 (b)	5,545,668
USD	2,000	Indiabulls Housing Finance Ltd., 6.38%, 05/28/2022 (b)	1,909,969
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	2,613,433
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	816,303
INR	300,000	Indiabulls Housing Finance Ltd., 9.08%, 12/31/2021	3,793,887
INR	50,000	Indian Railway Finance Corp. Ltd., 8.45%, 12/04/2028	761,936
INR	150,000	National Highways Authority of India, 7.70%, 09/13/2029	2,188,816
USD	6,800	Neerg Energy Ltd., 6.00%, 03/01/2021 (b)(c)	6,885,000

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
INR	50,000	NTPC Ltd., 8.05%, 05/05/2026	$754,762
INR	250,000	NTPC Ltd., 8.10%, 05/27/2026	3,684,015
USD	990	ONGC Videsh Ltd., 3.75%, 05/07/2023 (b)	1,035,428
USD	7,112	Power Finance Corp. Ltd., 6.15%, 12/06/2028 (b)	8,539,308
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,741,273
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	6,029,353
INR	150,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2027	2,230,705
INR	500,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2028	7,603,139
USD	3,689	REC Ltd., 4.75%, 05/19/2023 (b)	3,922,583
INR	150,000	REC Ltd., 8.10%, 06/25/2024	2,219,161
USD	2,550	Reliance Industries Ltd., 4.13%, 01/28/2025 (b)	2,843,021
INR	800,000	Reliance Industries Ltd., 8.30%, 03/08/2022	11,446,294
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	2,836,282
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,285,214
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,015,758
USD	9,588	Shriram Transport Finance Co. Ltd., 4.40%, 03/13/2024 (b)	9,566,923
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	4,332,894
USD	6,937	UPL Corp. Ltd., 4.63%, 06/16/2030 (b)	7,445,744
			201,936,516
INDONESIA—6.7%
IDR	20,000,000	Adira Dinamika Multi Finance Tbk PT, 7.80%, 10/04/2022	1,444,904
IDR	10,000,000	Astra Sedaya Finance PT, 8.80%, 02/13/2022	734,426
USD	2,198	Bank Mandiri Persero Tbk PT, 4.75%, 05/13/2025 (b)	2,439,774
USD	3,250	Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/2024 (b)	3,470,736
IDR	10,000,000	Bank Rakyat Indonesia Persero Tbk PT, 8.25%, 08/24/2024	742,053
USD	7,300	Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025 (b)	7,376,650
IDR	10,000,000	Federal International Finance PT, 8.80%, 03/12/2022	735,139
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023 (b)	5,515,073
USD	3,766	Hutama Karya Persero PT, 3.75%, 02/11/2030 (b)(c)(d)	4,149,728
IDR	20,000,000	Lembaga Pembiayaan Ekspor Indonesia, 8.45%, 07/09/2022	1,472,986
USD	5,751	LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (b)(e)	6,947,661
USD	4,565	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (b)(c)	4,844,606
USD	3,400	Perusahaan Listrik Negara PT, 3.88%, 07/17/2029 (b)	3,716,200
USD	6,129	Perusahaan Listrik Negara PT, 6.15%, 05/21/2048 (b)	7,988,600
IDR	12,000,000	Perusahaan Listrik Negara PT, 8.25%, 07/05/2023	890,322
USD	7,227	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049 (b)(c)	7,380,574
USD	6,800	Sri Rejeki Isman Tbk PT, 7.25%, 10/16/2022 (b)(c)	6,099,434
USD	6,739	TBG Global Pte Ltd., 5.25%, 03/01/2021 (b)(c)	6,745,739
USD	7,181	Tower Bersama Infrastructure Tbk PT, 2.75%, 12/20/2025 (b)(c)	7,297,152
IDR	20,000,000	Wijaya Karya Persero Tbk PT, 7.70%, 01/31/2021 (b)	1,425,517
			81,417,274
JAPAN—1.0%
USD	11,000	Nissan Motor Co. Ltd., 4.81%, 06/17/2030 (b)(c)	12,258,125
KUWAIT—0.6%
USD	6,759	MEGlobal Canada ULC, 5.00%, 05/18/2025 (b)	7,539,665
MACAU—0.6%
USD	3,575	MGM China Holdings Ltd., 5.25%, 06/18/2022 (b)(c)	3,700,125
USD	3,500	MGM China Holdings Ltd., 5.88%, 05/15/2022 (b)(c)	3,676,120
			7,376,245

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
MALAYSIA—1.5%
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023 (c)	$1,293,764
MYR	5,000	DRB-Hicom Bhd, 5.10%, 12/12/2029	1,261,325
MYR	5,000	Malayan Banking Bhd, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024 (a)	1,279,357
MYR	5,000	Pengerang LNG Two Sdn Bhd, 2.86%, 10/20/2028	1,227,359
MYR	5,000	Pengerang LNG Two Sdn Bhd, 2.92%, 10/19/2029	1,220,272
USD	2,600	Petronas Capital Ltd., 3.50%, 01/21/2030 (b)(c)	2,928,255
MYR	5,000	Press Metal Aluminium Holdings Bhd, 4.00%, 08/15/2025	1,244,205
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026 (b)	7,587,617
			18,042,154
MEXICO—0.2%
MXN	45,000	Petroleos Mexicanos, 7.19%, 09/12/2024 (b)	2,006,928
MONGOLIA—0.6%
USD	7,700	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (b)(c)	7,087,513
NORWAY—0.5%
AUD	7,000	Kommunalbanken AS, 4.50%, 04/17/2023 (b)	5,846,201
			5,846,201
PHILIPPINES—3.9%
USD	1,800	AC Energy Finance International Ltd., 5.10%, 11/25/2025 (a)(b)	1,852,824
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025 (b)	8,035,181
USD	5,025	Jollibee Worldwide Pte Ltd., (fixed rate to 01/23/2025, variable rate thereafter), 3.90%, 01/23/2025 (a)(b)	4,834,050
USD	11,000	Manila Water Co., Inc., 4.38%, 07/30/2025 (b)(c)	11,177,914
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023 (b)	13,608,399
USD	7,000	Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024 (a)(b)	7,166,250
			46,674,618
QATAR—0.1%
CNH	10,000	QNB Finance Ltd., 5.10%, 03/08/2021	1,553,961
SAUDI ARABIA—0.8%
USD	7,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/2023 (b)	7,201,250
USD	2,718	Saudi Arabian Oil Co., 2.25%, 08/24/2030 (b)(c)	2,714,669
			9,915,919
SINGAPORE—2.8%
USD	4,300	DBS Group Holdings Ltd., (fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025 (a)(b)	4,417,175
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (b)(c)	2,621,712
USD	3,800	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	3,816,454
USD	3,682	Singapore Airlines Ltd., 3.00%, 06/20/2026 (b)(c)	3,761,237
USD	18,825	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (b)	19,011,759
			33,628,337
SOUTH KOREA—2.9%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026 (b)	12,351,786

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	3,300	Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/2024 (b)	$3,575,385
USD	2,000	Kookmin Bank, 2.50%, 11/04/2030 (b)	2,050,187
USD	5,900	Shinhan Bank Co. Ltd., 4.50%, 03/26/2028 (b)	6,813,397
USD	4,114	SK Battery America, Inc., 2.13%, 01/26/2026 (b)	4,111,075
USD	2,071	SK Hynix, Inc., 2.38%, 01/19/2031 (b)	2,085,221
USD	3,650	Tongyang Life Insurance Co. Ltd. (fixed rate to 09/22/2025 variable rate thereafter), 5.25%, 09/22/2025 (a)(b)	3,791,255
			34,778,306
THAILAND—2.2%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029 (b)	1,667,989
USD	6,900	Bangkok Bank PCL, (fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2029 (b)(c)	7,242,762
USD	5,800	Minor International PCL, (fixed rate to 06/29/2023, variable rate thereafter), 3.10%, 06/29/2023 (a)(b)	5,857,785
USD	2,325	PTT Treasury Center Co. Ltd., 3.70%, 01/16/2070 (b)(c)	2,470,233
USD	5,300	PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059 (b)	6,038,622
USD	3,800	TMB Bank PCL, (fixed rate to 12/02/2024, variable rate thereafter), 4.90%, 12/02/2024 (a)(b)	3,780,987
			27,058,378
TURKEY—0.3%
USD	3,460	Turk Telekomunikasyon AS, 6.88%, 02/28/2025 (b)	3,823,300
			3,823,300
UNITED ARAB EMIRATES—2.4%
MYR	10,000	Abu Dhabi National Energy Co. PJSC, 4.65%, 03/03/2022	2,511,557
USD	7,100	Esic Sukuk Ltd., 3.94%, 07/30/2024 (b)	7,384,000
USD	7,237	Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036 (b)(e)	7,306,591
USD	6,500	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	6,825,473
USD	4,341	National Central Cooling Co. PJSC, 2.50%, 10/21/2027 (b)	4,400,862
			28,428,483
UNITED KINGDOM—1.3%
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023 (b)	7,361,575
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026 (b)	5,640,749
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	2,987,445
			15,989,769
UNITED STATES—0.6%
USD	5,600	Hyundai Capital America, 6.38%, 01/08/2030 (b)(c)	7,396,149
			7,396,149
VIETNAM—0.4%
USD	4,310	Mong Duong Finance Holdings BV, 5.13%, 05/07/2023 (b)	4,374,345
			4,374,345
		Total Corporate Bonds — 73.6% (cost $864,627,439)	889,029,909
GOVERNMENT BONDS—61.7%
AUSTRALIA—14.5%
AUD	2,300	Australia Government Bond, 2.75%, 11/21/2029 (b)	2,022,345
AUD	54,000	Australia Government Bond, 3.25%, 06/21/2039 (b)	50,820,862
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030 (b)	11,946,700

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026 (b)	$6,771,151
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	12,189,489
AUD	300	Queensland Treasury Corp., 3.50%, 08/21/2030 (b)	277,216
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023 (b)	18,505,291
AUD	51,400	Queensland Treasury Corp., 5.50%, 06/21/2021 (b)	40,097,254
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021 (b)(d)	3,664,515
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	16,823,134
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	11,831,167
			174,949,124
BAHRAIN—0.6%
USD	7,300	Bahrain Government International Bond, 5.45%, 09/16/2032 (b)	7,407,602
			7,407,602
CHINA—8.2%
CNY	60,000	China Government Bond, 1.99%, 04/09/2025 (f)	8,901,653
CNY	30,000	China Government Bond, 2.20%, 02/13/2022 (f)	4,616,964
CNY	150,000	China Government Bond, 2.36%, 07/02/2023 (f)	22,939,052
CNY	130,000	China Government Bond, 2.68%, 05/21/2030 (f)	19,198,784
CNY	30,000	China Government Bond, 3.02%, 10/22/2025 (f)	4,645,948
CNY	250,000	China Government Bond, 3.27%, 11/19/2030 (f)	38,935,290
			99,237,691
EL SALVADOR—0.7%
USD	8,500	El Salvador Government International Bond, 8.25%, 04/10/2032 (b)	8,610,500
INDIA—4.0%
INR	1,100,000	India Government Bond, 6.19%, 09/16/2034	14,804,427
INR	1,340,000	India Government Bond, 7.26%, 01/14/2029	19,714,309
INR	880,000	India Government Bond, 7.72%, 05/25/2025	13,130,044
INR	9,590	India Government Bond, 9.20%, 09/30/2030	159,241
			47,808,021
INDONESIA—11.8%
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	7,249,253
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035 (b)	16,172,177
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	19,353,476
IDR	117,000,000	Indonesia Treasury Bond, 6.50%, 02/15/2031	8,494,383
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	1,041,344
IDR	629,200,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	48,816,143
IDR	107,124,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	8,630,010
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	24,846,757
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,495,175
IDR	16,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,380,322
USD	3,770	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (b)	4,289,883
			142,768,923
IRAQ—0.7%
USD	4,375	Iraq International Bond, 5.80%, 03/15/2021 (b)	4,112,938
USD	4,500	Iraq International Bond, 6.75%, 03/09/2023 (b)	4,404,375
			8,517,313
IVORY COAST—1.1%
USD	11,900	Ivory Coast Government International Bond, 6.38%, 03/03/2028 (b)(e)	13,328,000
			13,328,000

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
MALAYSIA—5.9%
MYR	15,000	Malaysia Government Bond, 2.63%, 04/15/2031	$3,681,596
MYR	125,700	Malaysia Government Bond, 3.48%, 06/14/2024	32,599,966
MYR	80,000	Malaysia Government Bond, 3.73%, 06/15/2028	21,449,103
MYR	17,100	Malaysia Government Bond, 4.07%, 06/15/2050	4,313,980
MYR	30,500	Malaysia Government Bond, 4.92%, 07/06/2048	8,753,960
			70,798,605
MEXICO—1.1%
MXN	219,000	Mexican Bonos, 8.50%, 05/31/2029	13,041,071
			13,041,071
NIGERIA—1.5%
USD	15,500	Nigeria Government International Bond, 8.75%, 01/21/2031 (b)	18,018,750
OMAN—0.3%
USD	3,204	Oman Government International Bond, 6.25%, 01/25/2031 (b)	3,396,343
			3,396,343
PAKISTAN—4.0%
USD	25,090	Pakistan Government International Bond, 6.88%, 12/05/2027 (b)	26,828,084
USD	8,185	Pakistan Government International Bond, 8.25%, 04/15/2024 (b)	9,045,080
USD	10,719	Pakistan Government International Bond, 8.25%, 09/30/2025 (b)	11,966,370
			47,839,534
SOUTH KOREA—1.7%
KRW	23,600,000	Korea Treasury Bond, 1.00%, 06/10/2023	21,118,957
SRI LANKA—0.3%
USD	5,000	Sri Lanka Government International Bond, 6.83%, 07/18/2026 (b)	3,050,000
SUPRANATIONAL—2.6%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	11,279,630
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	11,508,066
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,898,036
			31,685,732
UKRAINE—1.4%
USD	16,200	Ukraine Government International Bond, 7.38%, 09/25/2032 (b)(e)	17,370,936
			17,370,936
URUGUAY—1.3%
UYU	645,000	Uruguay Government International Bond, 9.88%, 06/20/2022 (b)	15,839,231
			15,839,231
		Total Government Bonds — 61.7% (cost $745,827,952)	744,786,333
SHORT-TERM INVESTMENT—1.3%
UNITED STATES—1.3%
USD	15,252,930	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(g)	15,252,930
			15,252,930
		Total Short-Term Investment — 1.3% (cost $15,252,930)	15,252,930

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

Total Investments — 136.6% (cost $1,625,708,321)	1,649,069,172
Long Term Debt Securities	(415,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(50,000,000)

Other Assets in Excess of Liabilities — 1.9%	23,032,391
Net Assets—100.0%	$1,207,101,563

AUD—Australian Dollar
BRL—Brazilian Real
CNH—Chinese Yuan Renminbi Offshore
CNY—Chinese Yuan Renminbi
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PHP—Philippine Peso
SGD—Singapore Dollar
THB—Thai Baht
USD—U.S. Dollar
UYU—Uruguayan Peso

(a) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(b) Denotes a restricted security.
(c) The maturity date presented for these instruments represents the next call/put date.
(d) This security is government guaranteed.
(e) Sinkable security.
(f) China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(g) Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

At January 31, 2021, the Company held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (C$)	Market Value(C$)	Unrealized Appreciation/ (Depreciation) (C$)
Long Contract Positions
United States Treasury Note 6%—Ultra Bond	195	03/22/2021	$42,126,513	$39,920,156	$(2,206,357)
United States Treasury Note 6%—2 year	326	03/31/2021	71,967,042	72,038,359	71,317
					$(2,135,040)
Short Contract Positions
United States Treasury Note 6%—10 year	(537)	03/22/2021	$(74,047,252)	$(73,585,781)	$461,471
United States Treasury Note 6%—5 year	(201)	03/31/2021	(25,299,307)	(25,300,875)	(1,568)
					$459,903
					$(1,675,137)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

At January 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Brazilian Real/United States Dollar
02/24/2021	HSBC Bank USA	BRL	115,000,000	USD	21,580,034	$21,007,033	$(573,001)
Chinese Yuan Renminbi Offshore/United States Dollar
04/28/2021	Royal Bank of Canada	CNH	400,000,000	USD	61,298,736	61,671,036	372,300
Indonesian Rupiah/United States Dollar
04/16/2021	Citibank N.A.	IDR	120,717,000,000	USD	8,500,000	8,542,765	42,765
Philippine Peso/United States Dollar
03/04/2021	HSBC Bank USA	PHP	1,059,652,000	USD	22,000,000	22,055,217	55,217
Singapore Dollar/United States Dollar
02/11/2021	BNP Paribas S.A.	SGD	64,587,393	USD	47,981,410	48,619,708	638,298
02/11/2021	Citibank N.A.	SGD	48,174,328	USD	36,420,244	36,264,380	(155,864)
02/11/2021	Standard Chartered Bank	SGD	11,425,760	USD	8,500,000	8,601,014	101,014
South Korean Won/United States Dollar
02/02/2021	Citibank N.A.	KRW	39,962,560,000	USD	35,200,000	35,725,514	525,514
02/03/2021	Citibank N.A.	KRW	55,682,130,000	USD	49,000,000	49,783,052	783,052
02/03/2021	UBS AG	KRW	15,241,634,810	USD	13,800,000	13,626,905	(173,095)
04/05/2021	Citibank N.A.	KRW	35,744,640,000	USD	32,000,000	32,000,998	998
Thai Baht/United States Dollar
03/05/2021	State Street Bank and Trust Company	THB	2,674,970,000	USD	89,523,761	89,368,090	(155,671)
						$427,265,712	$1,461,527

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
04/29/2021	Citibank N.A.	USD	33,000,000	AUD	43,320,503	$33,123,091	$(123,091)
04/29/2021	UBS AG	USD	88,395,554	AUD	114,227,097	87,338,655	1,056,899
United States Dollar/Chinese Yuan Renminbi Offshore
04/28/2021	Royal Bank of Canada	USD	33,714,305	CNH	220,000,000	33,919,070	(204,765)
United States Dollar/Indonesian Rupiah
02/16/2021	UBS AG	USD	18,000,000	IDR	255,497,400,000	18,204,840	(204,840)
United States Dollar/Malaysian Ringgit
03/08/2021	Standard Chartered Bank	USD	30,212,357	MYR	123,209,880	30,442,032	(229,675)
United States Dollar/Singapore Dollar
02/11/2021	BNP Paribas S.A.	USD	28,800,000	SGD	38,242,293	28,787,803	12,197
United States Dollar/South Korean Won
02/02/2021	Citibank N.A.	USD	35,770,283	KRW	39,962,560,000	35,725,514	44,769
02/03/2021	Royal Bank of Canada	USD	6,700,000	KRW	7,347,698,380	6,569,268	130,732
02/03/2021	UBS AG	USD	5,900,000	KRW	6,470,914,010	5,785,372	114,628
						$279,895,645	$596,854
						$707,161,357	$2,058,381

* Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Asia-Pacific Income Fund, Inc.

At January 31, 2021, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation

USD	20,000,000	06/10/2027	Citigroup	Receive	3-month LIBOR	0.70%	$—	$28,528
USD	15,000,000	05/06/2030	Citigroup	Receive	3-month LIBOR	0.62%	(8,220)	592,447
USD	5,000,000	05/11/2030	Citigroup	Receive	3-month LIBOR	0.67%	—	174,092
USD	25,000,000	06/02/2031	Citigroup	Receive	3-month LIBOR	0.72%	—	1,080,068
							$(8,220)	$1,875,135

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific Income Fund, Inc.